Document and Entity Information	May 16, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001505512
Document Type	8-K
Document Period End Date	May 16, 2024
Entity Registrant Name	Regulus Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35670
Entity Tax Identification Number	26-4738379
Entity Address, Address Line One	4224 Campus Point Court
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	202-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RGLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false